SHARE-BASED COMPENSATION EXPENSE - Disclosure of Additional Information about Share-Based Compensation Expense (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ 6,357,551	$ 3,235,588
Investor relations and communication costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	0	54,548
Professional fees [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	1,521,158	12,886
Salary and related costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	1,733,173	1,279,063
Project related expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	581,028	411,321
Salary costs allocated [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ 2,522,192	$ 1,477,770